(front cover)
                               J.P. Morgan Emerging
                                Markets Debt Fund

                               Semiannual Report
                               January 31, 2001


--------------------------------------------------------------------------------
THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS - 12.0%
ARGENTINA - 3.0%
           $   350,000  Banco Hipotecario S.A., Series REGS,
                           10.00%, 4/17/03                            $        336,000
               250,000  Cablevision S.A., 13.75%, 5/1/09                       215,000
               100,000  CIA Radiocomunic Moviles, 144A, 9.25%,
                           5/8/08                                               84,000
               150,000  Multicanal S.A., 13.13%, 4/15/09                       133,500
                                                                     ----------------------
                                                                               768,500
                                                                     ----------------------
BRAZIL - 3.6%
               250,000  CSN Iron S.A., Series REGS, 9.13%, 6/1/07              223,438
               250,000  Globo Communicacoes Participacoes,
                           10.63%, 12/5/08                                     228,750
               550,000  Trikem S.A., 144A, 10.63%, 7/24/07                     449,625
                                                                     ----------------------
                                                                               901,813
                                                                     ----------------------
INDIA - 0.9%
               250,000  Reliance Industries, 10.50%, 8/6/46                    228,393
                                                                     ----------------------
INDONESIA - 0.3%
               340,000  Indah Kiat Finance Mauritius, 10.00%, 7/1/07            81,600
                                                                     ----------------------
MEXICO - 2.7%
               310,000  Sanluis Corp. S.A. de C.V., Series REGS,
                           8.88%, 3/18/08                                      277,450
               400,000  Telefonos de Mexico S.A., Series REGS,
                           8.25%, 1/26/06                                      401,199
                                                                     ----------------------
                                                                               678,649
                                                                     ----------------------
PEOPLES REPUBLIC OF CHINA - 0.3%
               300,000  APP China Group Ltd., 144A, 14.00%,
                           3/15/10                                              72,000
                                                                     ----------------------
SOUTH KOREA - 1.2%
               290,000  Hanvit Bank, Series REGS, 12.75%, 3/1/10               297,975
                                                                     ----------------------
TOTAL FOREIGN CORPORATE BONDS                                                3,028,930
                                                                     ----------------------
   (Cost $3,345,497)

RIGHTS - 0.0%
MEXICO - 0.0%
             3,336,000  United Mexican States Value Recovery,
                           Expiring 6/30/03                                          -
                                                                     ----------------------
   (Cost $-)

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS AND AGENCIES - 73.4%
ARGENTINA - 14.2%
           $   250,000  Republic of Argentina, 11.75%, 4/7/09               $  245,750
               468,000  Republic of Argentina, 11.75%, 6/15/15                 455,130
               300,000  Republic of Argentina, 12.00%, 2/1/20                  294,750
               175,000  Republic of Argentina, 9.75%, 9/19/27                  149,188
               630,000  Republic of Argentina, 10.25%, 7/21/30                 551,249
                50,000  Republic of Argentina Bonos Del Tesoro,
                          Series BT06, 11.25%, 5/24/04                          50,025
               205,000  Republic of Argentina Discount Bonds,
                          Series L-GL, 7.56%, 5/30/01(v)                       160,925
               252,000  Republic of Argentina, Series FRB, 7.63%,
                          3/30/01(v)                                           235,116
               285,000  Republic of Argentina Par Bonds, Series L-GP,
                          6.00%, 3/31/23(v)                                    204,131
               350,000  Republic of Argentina, Series BGL4, 11.00%,
                          10/9/06                                              343,875
               399,000  Republic of Argentina, Series BGL5, 11.38%,
                          1/30/17                                              379,449
               360,000  Republic of Argentina, Series FRB, 7.63%,
                          3/30/01(v)                                           336,420
          ARS  241,202  Republic of Argentina-Bocon, Series PRO1,
                          2.88%, 2/1/01(v)                                     180,216
                                                                     ----------------------
                                                                             3,586,224
                                                                     ----------------------
BRAZIL - 16.9%
           $   300,000  Banco Nacional de Desen Econo,
                          Series REGS, 11.25%, 9/20/05                         315,750
               300,000  Banco Nacional de Desen Econo,
                          Series REGS, 11.71%, 6/16/08(v)                      291,000
               140,000  Federal Republic of Brazil, 10.25%, 1/11/06            141,680
               159,000  Federal Republic of Brazil, 14.50%, 10/15/09           182,850
               250,000  Federal Republic of Brazil, 12.75%, 1/15/20            254,375
                70,000  Federal Republic of Brazil, 10.13%, 5/15/27             58,345
               350,000  Federal Republic of Brazil, 12.25%, 3/6/30             339,149
               827,000  Federal Republic of Brazil, 11.00%, 8/17/40            705,017
               788,102  Federal Republic of Brazil C Bond, Series 20
                          Year, 8.00%, 4/15/14                                 641,810
               215,497  Federal Republic of Brazil C Bond, Series L,
                          8.00%, 4/15/14                                       175,495
               370,000  Federal Republic of Brazil DCB, Series 18
                          Year L, 7.69%, 4/17/01(v)                            284,900
                85,000  Federal Republic of Brazil DCB, Series RG-L,
                          7.69%, 4/17/01(v)                                     65,450
               190,000  Federal Republic of Brazil Discount Bonds,
                          Series 30 Year ZL, 7.63%, 4/17/01(v)                 149,388
               255,000  Federal Republic of Brazil NMB, Series 15
                          Year, 7.69%, 4/15/09(v)                              225,038

The Accompanying Notes are an Integral Part of the Financial Statements.   1

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------

            $  310,000  Federal Republic of Brazil Par Bond, Series 30
                           Year Z-L, 6.00%, 4/15/24(v)                      $  219,519
               220,000  Federal Republic of Brazil, Series EI-L, 7.63%,
                           4/17/01(v)                                          207,488
                                                                     ----------------------
                                                                             4,257,254
                                                                     ----------------------
BULGARIA - 2.2%
               290,000  Republic of Bulgaria Discount Bonds,
                           Series A, 6.31%, 7/28/01(v)                         225,475
               190,000  Republic of Bulgaria FLIRB, Series A, 3.00%,
                           7/28/01(v)                                          145,113
               250,000  Republic of Bulgaria IAB, Series PDI, 6.31%,
                           7/28/01(v)                                          193,906
                                                                     ----------------------
                                                                               564,494
                                                                     ----------------------
COLOMBIA - 3.2%
                70,000  Republic of Colombia, 7.63%, 2/15/07                    56,875
               393,000  Republic of Colombia, 9.75%, 4/23/09                   342,893
               450,000  Republic of Colombia, 11.75%, 2/25/20                  401,625
                                                                     ----------------------
                                                                               801,393
                                                                     ----------------------
COSTA RICA - 0.9%
               220,000  Republic of Costa Rica, Series REGS,
                           10.00%, 8/1/20                                      227,150
                                                                     ----------------------
ECUADOR - 1.9%
                 4,000  Republic of Ecuador, Series REGS, 12.00%,
                           11/15/12                                              2,902
             1,072,000  Republic of Ecuador, Series REGS, 4.00%,
                           8/15/30(v)                                          466,656
                                                                     ----------------------
                                                                               469,558
                                                                     ----------------------
MEXICO - 5.5%
               160,000  Bancomext Trust Division, 144A, 11.25%,
                            5/30/06                                            178,400
               190,000  Pemex Project Funding Master Trust, 144A,
                           9.13%, 10/13/10                                     186,476
               100,000  Petroleos Mexicanos, 9.25%, 3/30/18                     97,000
               200,000  United Mexican States, 9.88%, 2/1/10                   216,500
               185,000  United Mexican States, 11.38%, 9/15/16                 218,763
                80,000  United Mexican States, 11.50%, 5/15/26                  98,360
               250,000  United Mexican States Par Bonds,
                           Series W-A, 6.25%, 12/31/19                         229,374
               135,000  United Mexican States, Series XW, 10.38%,
                           2/17/09                                             149,040
                                                                     ----------------------
                                                                             1,373,913
                                                                     ----------------------
MOROCCO - 0.2%
                60,491  Kingdom of Morocco Restructuring &
                           Consolidation Agreement, Series A, 7.56%,
                           5/10/01(v)                                           54,215
                                                                     ----------------------
NIGERIA - 0.6%
               250,000  Central Bank of Nigeria Par Bond, Series WW,
                           6.25%, 11/15/20(v)                                  153,750
                                                                     ----------------------
PAKISTAN - 0.9%
               328,000  Republic of Pakistan, 144A, 10.00%, 12/13/05           213,200
                                                                     ----------------------

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------

PANAMA - 2.1%
            $  100,000  Republic of Panama, 10.75%, 5/15/20                 $  100,750
                15,000  Republic of Panama, 8.88%, 9/30/27                      12,938
               190,000  Republic of Panama IRB, Series 18 Year,
                          4.50%, 7/17/14(v)                                    158,413
               335,889  Republic of Panama PDI, Series 20 Year,
                          6.44%, 7/17/01(v)                                    267,451
                                                                     ----------------------
                                                                               539,552
                                                                     ----------------------
PERU - 2.2%
               345,000  Republic of Peru FLIRB, Series 20 Year,
                          3.75%, 3/7/17(v)                                     202,688
               545,000  Republic of Peru PDI, Series 20 Year, 4.50%,
                          3/7/17(v)                                            357,656
                                                                     ----------------------
                                                                               560,344
                                                                     ----------------------
PHILIPPINES - 3.0%
               110,000  Republic of Philippines, 9.88%, 1/15/19                 92,950
               170,000  Republic of Philippines, Series B, 6.50%,
                          12/1/17                                              136,000
               600,000  Republic of Philippines, 10.63%, 3/16/25               519,000
                                                                     ----------------------
                                                                               747,950
                                                                     ----------------------
QATAR - 0.6%
               51,000  State of Qatar, 144A, 9.75%, 6/15/30                     52,785
               100,000  State of Qatar, Series REGS, 9.75%, 6/15/30            103,500
                                                                     ----------------------
                                                                               156,285
                                                                     ----------------------
RUSSIAN FEDERATION - 10.7%
                80,000  Russian Federation, Series REGS, 11.75%,
                          6/10/03                                               78,700
               550,000  Russian Federation, Series REGS, 8.75%,
                          7/24/05                                              458,563
               330,000  Russian Federation, Series REGS, 10.00%,
                          6/26/07                                              264,413
               300,000  Russian Federation, Series REGS, 11.00%,
                          7/24/18                                              228,000
               650,000  Russian Federation, Series REGS, 12.75%,
                          6/24/28                                              583,374
               628,627  Russian Federation, 144A, 8.25%, 3/31/10               425,109
             1,547,800  Russian Federation, 144A, 2.50%, 3/31/30(v)            651,042
                                                                     ----------------------
                                                                             2,689,201
                                                                     ----------------------
TRINIDAD & TOBAGO - 1.0%
               250,000  Republic of Trinidad & Tobago, 144A, 9.75%,
                          7/1/20                                               260,000
                                                                     ----------------------
TURKEY - 3.1%
               480,000  Republic of Turkey, 12.38%, 6/15/09                    476,880
               325,000  Republic of Turkey, 11.88%, 1/15/30                    301,438
                                                                     ----------------------
                                                                               778,318
                                                                     ----------------------
UKRAINE - 0.9%
               310,000  Government of Ukraine, Series REGS,
                          11.00%, 3/15/07                                      219,325
                                                                     ----------------------

2   The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------
VENEZUELA - 3.3%
            $  140,000  Republic of Venezuela, 9.25%, 9/15/27        $          96,320
               499,998  Republic of Venezuela DCB, Series DL,
                           7.37%, 6/18/01(v)                                   423,749
               154,760  Republic of Venezuela FLIRB, Series B,
                           7.63%, 3/30/01                                      131,836
               250,000  Republic of Venezuela Par Bonds, Series W-A,
                           6.75%, 3/31/20                                      191,875
                                                                     ----------------------
                                                                               843,780
                                                                     ----------------------
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES                                    18,495,906
                                                                     ----------------------
   (Cost $16,499,553)

U.S. TREASURY SECURITIES - 2.3%
                50,000  U.S. Treasury Bonds, 6.13%, 8/15/29(s)                  53,852
               500,000  U.S. Treasury Notes, 5.75%, 8/15/10                    522,110
                                                                     ----------------------
TOTAL U.S. TREASURY SECURITIES                                                 575,962
                                                                     ----------------------
   (Cost $570,504)

WARRANTS - 0.0%
NIGERIA - 0.0%
               1,500  Central Bank of Nigeria, Expiring 11/15/20(+)                 -
                                                                     ----------------------
SINGAPORE - 0.0%
                 300  Asia Pulp & Paper Warrants, 144A, Expiring
                           3/15/05(+)                                               -
                                                                     ----------------------
VENEZUELA - 0.0%
                 800  Republic of Venezuela Oil, Expiring 4/15/20(+)                -
                                                                     ----------------------
   (Cost $9)

SHORT-TERM INVESTMENTS - 12.3%
INVESTMENT COMPANIES - 12.3%
             3,100,704  J.P. Morgan Institutional Prime Money Market
                           Fund(s)*                                          3,100,704
                                                                     ----------------------
   (Cost $3,100,704)
TOTAL INVESTMENT SECURITIES - 100.0%                                       $25,201,502
                                                                     ======================
   (Cost $23,516,267)

FUTURES CONTRACTS
                             EXPIRATION       UNDERLYING FACE         UNREALIZED
SOLD                           DATE           AMOUNT AT VALUE        DEPRECIATION
------------------------------------------------------------------------------------
    6   U.S Ten-Year
        Treasury  Note      March 2001           $631,313             $(4,064)
                                            ========================================

ARS - Argentine Pesos
C - Capitalization
DCB - Debt Conversion Bonds
FLIRB - Front Loaded Interest Reduction Bonds
FRB - Floating Rate Bonds
IAB - Interest in Arrears Bonds
IRB - Interest Reduction Bonds
NMB - New Money Bonds
PDI - Past Due Interest
144A - Securities restricted for resale to Qualified Institutional Buyers
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.
(d)  Denominated in United States Dollar unless otherwise indicated.
 * Affiliated money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
 (+)  Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.   3

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

ASSETS
Investments at Value (Cost $23,516,267)                             $25,201,502
Cash                                                                     3,157
Foreign Currency at Value (Cost $35,803)                                28,755
Dividend and Interest Receivable                                       575,527
Deferred Organization Expense                                              293
Prepaid Trustees' Fees and Expenses                                        230
Prepaid Expenses and Other Assets                                           32
                                                                   -------------
TOTAL ASSETS                                                        25,809,496
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                    2,786,602
Advisory Fee Payable                                                    11,815
Variation Margin Payable                                                 2,625
Administrative Services Fee Payable                                        399
Accrued Expenses and Other Liabilities                                  64,445
                                                                   -------------
TOTAL LIABILITIES                                                    2,865,886
                                                                   -------------
NET ASSETS
Applicable to Investors' Beneficial Interests                       $22,943,610
                                                                   =============

4   The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INVESTMENT INCOME
INCOME
Interest Income                                                     $1,216,323
Dividend Income from Affiliated Investment                              15,162
                                                                   -------------
    Investment Income                                                1,231,485
                                                                   -------------
EXPENSES
Advisory Fee                                                            67,233
Professional Fees and Expenses                                          25,263
Custodian Fees and Expenses                                              7,278
Printing Expenses                                                        3,583
Administrative Services Fee                                              2,289
Amortization of Organization Expenses                                    1,397
Fund Services Fee                                                          135
Trustees' Fees and Expenses                                                 64
Administration Fee                                                          56
Insurance Expenses                                                          27
                                                                   -------------
    Total Expenses                                                     107,325
Less: Reimbursement of Expenses                                          (103)
                                                                   -------------
    Net Expenses                                                       107,222
                                                                   -------------
NET INVESTMENT INCOME                                                1,124,263
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON:
Investment Transactions                                                289,931
Futures Contract Transactions                                           94,414
Foreign Currency Transactions                                            2,159
                                                                   -------------
    Net Realized Gain                                                  386,504
                                                                   -------------
CHANGE IN NET UNREALIZED DEPRECIATION ON:
Investments                                                          (387,391)
Futures Contracts                                                     (50,741)
Foreign Currency Contracts and Translations                            (7,048)
                                                                   -------------
    Change in Net Unrealized Depreciation                            (445,180)
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,065,587
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.    5

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS                                   2001             2000
FROM OPERATIONS
Net Investment Income                                           $1,124,263         $2,614,633
Net Realized Gain on Investment, Futures Contract and
  Foreign Currency Transactions                                    386,504          2,481,200
Change in Net Unrealized Appreciation
  (Depreciation) on Investments,
  Futures Contracts and Foreign Currency
  Contracts and Translations                                     (445,180)         2,102,626
                                                             ----------------   ---------------
    Net Increase in Net Assets Resulting from Operations         1,065,587          7,198,459
                                                             ----------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                   15,075,776         25,094,412
Withdrawals                                                    (13,462,377)      (38,292,621)
                                                             ----------------   ----------------
    Net Increase (Decrease) from Transactions
      in Investors' Beneficial Interest                          1,613,399       (13,198,209)
                                                             ----------------   ----------------
    Total Increase (Decrease) in Net Assets                      2,678,986        (5,999,750)
                                                             ----------------   ----------------
NET ASSETS
Beginning of Period                                             20,264,624         26,264,374
                                                             ----------------   ----------------
End of Period                                                  $22,943,610        $20,264,624
                                                             ================   ================

SUPPLEMENTARY DATA
                                                                                                        FOR THE PERIOD
                                      FOR THE SIX                  FOR THE PERIOD                        MARCH 7, 1997
                                     MONTHS ENDED      FOR THE    JANUARY 1, 1999      FOR THE         (COMMENCEMENT OF
                                   JANUARY 31, 2001  YEAR ENDED        THROUGH       YEAR ENDED       OPERATIONS) THROUGH
                                      (UNAUDITED)   JULY 31, 2000 JULY 31, 1999(A) DECEMBER 31, 1998  DECEMBER 31, 1997
                                  ---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                          1.12%(b)       1.21%          1.25%(b)          1.07%              0.91%(b)
  Net Investment Income                11.71%(b)       10.97%        12.19%(b)         10.16%              9.57%(b)
  Expenses without Reimbursement        1.12%(b)       1.27%          1.70%(b)          1.25%              0.91%(b)
Portfolio Turnover                       87%(c)         295%           555%(c)          791%               182%(c)

(a) Fiscal year changed to July 31. Prior to this, the fiscal year end was December 31.
(b) Annualized
(c) Not annualized

6  The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Emerging Markets Debt Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on March 7, 1997. The Portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interest in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Fixed income securities, (other than convertible bonds), with a maturity of 60 days or more held by Funds other than money market funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Such procedures may include the use of independent pricing services or affiliated advisor pricing, which uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data and general market conditions. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the specific lot identification basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums

    ORGANIZATION EXPENSES--The Portfolio incurred organization expenses in the amount of $16,200 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    FUTURES CONTRACTS--The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

    FOREIGN CURRENCY TRANSACTIONS--All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

    Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising from changes in foreign

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-- The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolio's exposure to foreign currency exchange fluctuations or to adjust the Portfolio's exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    FOREIGN TAXES--The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.70% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any doubling of investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Portfolio to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Portfolio exceed 1.25% of the Portfolio's average daily net assets through November 30, 2001.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

JANUARY 31, 2001

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $26.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the six months ended January 31, 2001, the Portfolio purchased $18,573,142 of investment securities and sold $16,169,035 of investment securities other than U.S. government securities and short-term investments. Purchases and sales of U.S. government securities were $520,488 and $516,973, respectively.

--------------------------------------------------------------------------------
4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    The Portfolio may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

    The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

--------------------------------------------------------------------------------
6. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's Advisor, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's Advisor.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
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12

[back cover]

J.P. MORGAN FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Emerging Market Debt Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Select Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Select Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Tax Aware Small Company  Opportunities Fund:
           Select Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Select Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       U.S. Small Company Opportunities Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       Global 50 Fund:
           Select Shares
           ---------------------------------------------------------------------
       Global Healthcare Fund:
           Select Shares
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Funds, call J.P. Morgan Funds
           Services  at (800) 521-5411.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                      MAILING
500 Stanton Christiana Road                                      INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24967    0102